Property, plant and equipment - Narrative (Details) $ in Thousands													1 Months Ended	3 Months Ended				12 Months Ended
	Sep. 30, 2022 USD ($) T	Sep. 23, 2022 USD ($) T	Aug. 09, 2022 USD ($) T	Jun. 24, 2022 USD ($) vessel	Jun. 13, 2022 USD ($) vessel T	Jun. 07, 2022 USD ($)	Apr. 29, 2022 USD ($) vessel T	Jan. 26, 2022 USD ($) vessel T	Dec. 31, 2021 USD ($) vessel ship T	Nov. 06, 2020 USD ($)	Nov. 06, 2020 vessel	Nov. 06, 2020 agreement	Jan. 31, 2021 vessel	Dec. 31, 2022 USD ($) vessel impairment_indicator T	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) vessel T	Dec. 31, 2022 USD ($) impairment_indicator vessel T	Dec. 31, 2021 USD ($) ship vessel T	Dec. 31, 2020 USD ($) vessel	Mar. 31, 2021 T	Dec. 31, 2019 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Number of time charter agreements entered into											2	2
Additions to right-of-use assets																		$ 14,060	$ 23,476
Number VLCCs | ship									3										18
Number of suezmaxes | ship									5										7
Transfers																		0	$ 0
Purchase of property, plant and equipment																		523,494	413,062	$ 224,904
Acquisitions																		628,320	436,680	250,890
Right-of-use assets (Note 8)									$ 29,001					$ 21,493			$ 29,001	21,493	29,001	52,955
Vessels, aggregate amount under construction									3,179,299					$ 3,308,616			3,179,299	3,308,616	3,179,299	3,127,091		$ 3,238,435
Proceeds from the sale of vessels (Note 8)																		356,730	55,844	78,075
Gains on disposal of vessels/other tangible assets																		$ 96,160	15,068	$ 22,728
Number of impairment indicators | impairment_indicator														2				2
Capital commitments									$ 414,300					$ 404,065			$ 414,300	$ 404,065	$ 414,300
TI Africa Ltd
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of voting equity interests acquired						50.00%
TI Asia Ltd
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of voting equity interests acquired						50.00%
Cap Philippe
Disclosure of detailed information about property, plant and equipment [line items]
Sale price																		32,046
Europe
Disclosure of detailed information about property, plant and equipment [line items]
Sale price																		40,013
Cap Guillaume
Disclosure of detailed information about property, plant and equipment [line items]
Sale price																		34,153
Time Charters
Disclosure of detailed information about property, plant and equipment [line items]
Additions to right-of-use assets										$ 24,900
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Number of properties transferred from construction in progress | vessel																			4
Transfers																		$ 118,110	$ 382,727
Number of VLCCs delivered | vessel													2
Number of vessels under construction | vessel									8					8			8	8	8	4
Acquisitions																		$ 448,850	$ 56,111	$ 17,835
Vessels, aggregate amount under construction									$ 2,967,787					$ 3,057,932			$ 2,967,787	$ 3,057,932	$ 2,967,787	2,865,308		3,177,262
Vessels | Delos
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T									300,200								300,200		300,200
Vessels | Diodorus
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T									300,200								300,200		300,200
Vessels | Doris
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T																					300,200
Vessels | Dickens
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T																					300,200
Vessels | Suezmaxes Cedar and Cypress
Disclosure of detailed information about property, plant and equipment [line items]
Number of properties transferred from construction in progress | vessel																		2
Transfers																		$ 118,000
Number of vessels under construction | vessel									2								2		2
Vessels | Suezmax Cedar
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T														157,310				157,310
Vessels | Suedmax Cypress
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T														157,310				157,310
Vessels | Eco-Type VLCC
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels acquired | vessel							2
Purchase of property, plant and equipment							$ 179,000
Gains (losses) arising from sale and leaseback transactions								$ 18,000
Number of boras redelivered | vessel								4
Term of sale and leaseback agreement								5 years
Vessels | Eco-Type VLCC Chelsea
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T							299,995
Vessels | Eco-Type VLCC Ghillie
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T							297,750
Vessels | D-Class Delos
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T														300,200				300,200
Vessels | D-Class Diodorus
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T														300,200				300,200
Vessels | D-Class Doris
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T														300,200				300,200
Vessels | D-Class Dickens
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T														299,550				299,550
Vessels | FSO Asia and Africa
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions						$ 223,100
Estimated useful life																		10 years
Vessels | Suezmaxes Marlin Sardinia and Marlin Somerset
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels with extended time charter agreements | vessel				2
Time charter agreements, extended period				12 months
Right-of-use assets (Note 8)				$ 13,400
Vessels | VLCC Nautilus
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T								307,284
Gains (losses) arising from sale and leaseback transactions																	$ 4,500
Vessels | VLCC Navarin
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T								307,284
Vessels | VLCC Neptun
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T								307,284
Vessels | VLCC Nucleus
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T								307,284
Vessels | VLCC Navarin, Neptun And Nucleus
Disclosure of detailed information about property, plant and equipment [line items]
Gains (losses) arising from sale and leaseback transactions																$ 13,500
Vessels | S-class VLCCs
Disclosure of detailed information about property, plant and equipment [line items]
Number of assets sold | vessel							4
Proceeds from the sale of vessels (Note 8)							$ 198,000
Vessels | VLCC Sandra
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T							323,527
Vessels | VLCC Sonia
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T							314,000
Vessels | VLCC Sara
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T							322,000
Vessels | VLCC Simone
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T							315,988
Vessels | VLCC Sandra, Sara And Sonia
Disclosure of detailed information about property, plant and equipment [line items]
Number of assets sold | vessel							4
Gains on disposal of vessels/other tangible assets														$ 400	$ 1,400			$ 1,800
Vessels | Suezmax Cap Pierre and Leon
Disclosure of detailed information about property, plant and equipment [line items]
Number of assets sold | vessel					2
Gains on disposal of vessels/other tangible assets					$ 18,400
Vessels | Suezmax Cap Pierre
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T					159,048
Vessels | Suezmax Cap Leon
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T					159,048
Vessels | Cap Philippe
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T			158,920
Gains on disposal of vessels/other tangible assets														12,800
Sale price			$ 32,000
Vessels | Europe
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T		441,561
Gains on disposal of vessels/other tangible assets														34,700
Sale price		$ 40,000
Vessels | Cap Guillaume
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment, boat carrying capacity | T	158,889
Gains on disposal of vessels/other tangible assets														14,600
Sale price	$ 34,200
Vessels under construction
Disclosure of detailed information about property, plant and equipment [line items]
Transfers																		(118,110)	$ (382,727)
Acquisitions																		165,246	356,951	207,069
Vessels, aggregate amount under construction									$ 181,293					$ 228,429			$ 181,293	$ 228,429	$ 181,293	$ 207,069		$ 0
Vessels under construction | Eco-Type VLCC
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel														3				3
Vessels under construction | Eco-Type Suezmaxes
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels under construction | vessel														5				5